COMMITMENTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Expected future minimum lease payments payable under non-cancellable operating lease	$ 240.0	$ 262.9
Rental expense	68.2	72.5
Contractual capital commitments	223.2	239.1
No later than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Expected future minimum lease payments payable under non-cancellable operating lease	44.4	55.3
Contractual capital commitments	132.0	118.4
Later than 1 year and no later than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Expected future minimum lease payments payable under non-cancellable operating lease	118.9	125.6
Contractual capital commitments	90.7	119.0
Later than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Expected future minimum lease payments payable under non-cancellable operating lease	76.7	82.0
Contractual capital commitments	$ 0.5	$ 1.7